SHARE CAPITAL AND SHAREBASED PAYMENTS (Details 1)	3 Months Ended
Mar. 31, 2026 $ / shares shares
Stock options [Member]
Statement [Line Items]
Stock Options Exercisable	2,538,500
Stock Options Outstanding	3,613,158
Weighted Average Remaining Contractual Life (years), Stock Options Exercisable	3 years 3 months 10 days
Weighted Average Remaining Contractual Life (years), Stock Options Outstanding	3 years 7 months 13 days
March 25, 2029 [Member] | Stock options [Member]
Statement [Line Items]
Expiry Date	March 25, 2029
Stock Options Exercisable	610,000
Exercise Price | $ / shares	$ 0.78
Stock Options Outstanding	610,000
Weighted Average Remaining Contractual Life (years), Stock Options Exercisable	2 years 11 months 26 days
Weighted Average Remaining Contractual Life (years), Stock Options Outstanding	2 years 11 months 26 days
April 9, 2030 [Member] | Stock options [Member]
Statement [Line Items]
Expiry Date	April 9, 2030
Stock Options Exercisable	1,326,000
Exercise Price | $ / shares	$ 2.11
Stock Options Outstanding	1,925,250
Weighted Average Remaining Contractual Life (years), Stock Options Exercisable	4 years 10 days
Weighted Average Remaining Contractual Life (years), Stock Options Outstanding	4 years 10 days
March 25, 2027 [Member] | Stock options [Member]
Statement [Line Items]
Expiry Date	March 25, 2027
Stock Options Exercisable	115,000
Exercise Price | $ / shares	$ 1.20
Stock Options Outstanding	115,000
Weighted Average Remaining Contractual Life (years), Stock Options Exercisable	11 months 23 days
Weighted Average Remaining Contractual Life (years), Stock Options Outstanding	11 months 23 days
May 27, 2030 [Member] | Stock Option [Member]
Statement [Line Items]
Expiry Date	May 27, 2030
Stock Options Exercisable	37,500
Stock Options Outstanding	75,000
Weighted Average Remaining Contractual Life (years), Stock Options Exercisable	4 years 1 month 28 days
Weighted Average Remaining Contractual Life (years), Stock Options Outstanding	4 years 1 month 28 days
Exercise price | $ / shares	$ 4.38
March 29, 2028 [Member] | Stock options [Member]
Statement [Line Items]
Expiry Date	March 29, 2028
Stock Options Exercisable	450,000
Exercise Price | $ / shares	$ 1.12
Stock Options Outstanding	450,000
Weighted Average Remaining Contractual Life (years), Stock Options Exercisable	2 years
Weighted Average Remaining Contractual Life (years), Stock Options Outstanding	2 years
March 16, 2031 [Member] | Stock options [Member]
Statement [Line Items]
Expiry Date	March 16, 2031
Stock Options Outstanding	437,908
Weighted Average Remaining Contractual Life (years), Stock Options Exercisable	4 years 11 months 15 days
Weighted Average Remaining Contractual Life (years), Stock Options Outstanding	4 years 11 months 15 days
Exercise price | $ / shares	$ 9.41